DERIVATIVE LIABILITY (Tables)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 24, 2014	May 01, 2014	Nov. 30, 2013	Jun. 30, 2014	Mar. 31, 2014
Schedule of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions [Table Text Block]
Conversion feature
Stock price	$0 .3275
Term (Years)	Less than 1
Volatility	331%
Exercise prices	$0.43
Dividend yield	0%

	Issuance Warrants	Placement agent Warrants
Stock price	$0.15	$0.15
Term (Years)	5	5
Volatility	306%	306%
Exercise prices	$0.15	$0.1875
Dividend yield	0%	0%

	Warrant	Conversion feature
Stock price	$.50	$.50
Term (Years)	1 to 5	1
Volatility	120% to 265%	120% to 265%
Exercise prices	$0.55	$0.43
Dividend yield	0%	0%

Warrants (including placement agent)
Stock price	$0.1282
Term (Years)	4 to 5
Volatility	282%
Exercise prices	$0.55 to 0.15
Dividend yield	0%

	Warrant	Conversion feature
Stock price	$.25	$.25
Term (Years)	1 to 5	1
Volatility	138% to 338%	138% to 338%
Exercise prices	$0.55 to 0.25	$0.43
Dividend yield	0%	0%

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		Fair Value Measurement at May 1, 2014
	Carrying
	Value at
	May 1, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$216,236	$-	$-	$216,236
Derivative placement agent warrant liability	$23,787	$-	$-	$23,787
Total derivative liability	$240,023	$-	$-	$240,023

		Fair Value Measurement at November 7, 2013
	Carrying
	Value at
	November 7, 2013	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$349,883	$-	$-	$349,883
Derivative warrant liability	$606,044	$-	$-	$606,044
Total derivative liability	$955,927	$-	$-	$955,927

		Fair Value Measurement at June 30, 2014
	Carrying
	Value at
	June 30, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$80,974	$-	$-	$80,974
Derivative warrants liability on common stock issuance including placement agent warrants	$176,888	$-	$-	$176,888
Total derivative liability	$257,862	$-	$-	$257,862

		Fair Value Measurement at March 31, 2014
	Carrying
	Value at	Level 1	Level 2	Level 3
	March 31, 2014
Liabilities:

Derivative convertible debt liability	$128,668	$-	$-	$128,668
Derivative warrant liability	$209,320	$-	$-	$209,320
Total derivative liability	$337,988	$-	$-	$337,988

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Three Months
Ended
June 30, 2014
Derivative liability at March 31, 2014	$337,998
Redemption of convertible preferred stock	(56,098)
Warrants issued May 1, 2014	216,236
Placement agent warrants May 1, 2014	23,787
Change in derivative liability – mark to market	(264,051)
Derivative liability at June 30, 2014	$257,862